Earnout Liabilities - Earnout Liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Earnout Liability [Roll Forward]
Beginning balance	$ 1,353
Ending balance	504
Sponsor Earnout
Earnout Liability [Roll Forward]
Beginning balance	1,353
Change in fair value of financial instruments	(849)
Ending balance	$ 504